The details of policy reserves (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Details of policy reserves [Line Items]
Premium reserve	₩ 51,232,644	₩ 50,113,972
Guarantee reserve	296,084	279,989
Unearned premium reserve	1,654	1,238
Reserve for outstanding claims	1,730,448	1,547,230
Interest rate difference guarantee reserve	2,087	2,317
Mortality gains reserve	45,543	51,273
Interest gains reserve	23,921	24,770
Expense gains reserve	14,942	15,646
Long term duration dividend reserve	42,524	46,603
Reserve for policyholder's profit dividend	1,080	2,268
Reserve for losses on dividend insurance contract	474	826
Policy reserve, total	53,391,401	52,086,132
Individual insurance
Details of policy reserves [Line Items]
Premium reserve	51,214,152	50,092,000
Guarantee reserve	296,084	279,989
Unearned premium reserve	1,641	947
Reserve for outstanding claims	1,715,064	1,530,372
Interest rate difference guarantee reserve	2,087	2,317
Mortality gains reserve	45,542	51,271
Interest gains reserve	23,921	24,770
Expense gains reserve	14,942	15,646
Long term duration dividend reserve	42,524	46,603
Reserve for policyholder's profit dividend	1,080	2,268
Reserve for losses on dividend insurance contract	474	826
Policy reserve, total	53,357,511	52,047,009
Pure endowment
Details of policy reserves [Line Items]
Premium reserve	14,597,735	14,668,777
Guarantee reserve	28,168	29,400
Unearned premium reserve	1	2
Reserve for outstanding claims	240,324	212,641
Interest rate difference guarantee reserve	1,937	2,158
Mortality gains reserve	7,865	8,945
Interest gains reserve	23,651	24,486
Expense gains reserve	6,606	6,211
Long term duration dividend reserve	28,737	31,202
Reserve for policyholder's profit dividend	1,080	2,268
Reserve for losses on dividend insurance contract	474	826
Policy reserve, total	14,936,578	14,986,916
Death
Details of policy reserves [Line Items]
Premium reserve	26,634,537	24,979,936
Guarantee reserve	267,154	249,845
Unearned premium reserve	1,640	945
Reserve for outstanding claims	1,111,052	1,084,472
Interest rate difference guarantee reserve	141	149
Mortality gains reserve	37,553	42,173
Interest gains reserve	256	267
Expense gains reserve	8,336	9,434
Long term duration dividend reserve	13,775	15,388
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	28,074,444	26,382,609
Endowment
Details of policy reserves [Line Items]
Premium reserve	9,981,880	10,443,287
Guarantee reserve	762	744
Unearned premium reserve	0	0
Reserve for outstanding claims	363,688	233,259
Interest rate difference guarantee reserve	9	10
Mortality gains reserve	124	153
Interest gains reserve	14	17
Expense gains reserve	0	1
Long term duration dividend reserve	12	13
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	10,346,489	10,677,484
Group insurance
Details of policy reserves [Line Items]
Premium reserve	18,492	21,972
Guarantee reserve	0	0
Unearned premium reserve	13	291
Reserve for outstanding claims	15,384	16,858
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	1	2
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	33,890	39,123
Pure protection
Details of policy reserves [Line Items]
Premium reserve	18,430	21,912
Guarantee reserve	0	0
Unearned premium reserve	13	291
Reserve for outstanding claims	15,384	16,858
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	1	2
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	33,828	39,063
Savings
Details of policy reserves [Line Items]
Premium reserve	62	60
Guarantee reserve	0	0
Unearned premium reserve	0	0
Reserve for outstanding claims	0	0
Interest rate difference guarantee reserve	0	0
Mortality gains reserve	0	0
Interest gains reserve	0	0
Expense gains reserve	0	0
Long term duration dividend reserve	0	0
Reserve for policyholder's profit dividend	0	0
Reserve for losses on dividend insurance contract	0	0
Policy reserve, total	₩ 62	₩ 60